Financial risk management and fair value measurement - Maturity analysis of liquidity risk (Details) - USD ($)	Aug. 31, 2025	Aug. 31, 2024
Financial risk management and fair value measurement
Contractual cash flows	$ 48,198,955	$ 3,736,539
Less than one year
Financial risk management and fair value measurement
Contractual cash flows	41,776,564	3,471,738
1-5 years
Financial risk management and fair value measurement
Contractual cash flows	6,422,391	264,801
Trade and other payables
Financial risk management and fair value measurement
Contractual cash flows	8,607,790	3,333,858
Trade and other payables | Less than one year
Financial risk management and fair value measurement
Contractual cash flows	8,607,790	3,333,858
Floor plan financing
Financial risk management and fair value measurement
Contractual cash flows	32,511,664
Floor plan financing | Less than one year
Financial risk management and fair value measurement
Contractual cash flows	32,511,664
Advances from related parties
Financial risk management and fair value measurement
Contractual cash flows		62,721
Advances from related parties | Less than one year
Financial risk management and fair value measurement
Contractual cash flows		62,721
Long-term debt
Financial risk management and fair value measurement
Contractual cash flows	2,030,995	339,960
Long-term debt | Less than one year
Financial risk management and fair value measurement
Contractual cash flows	657,110	75,159
Long-term debt | 1-5 years
Financial risk management and fair value measurement
Contractual cash flows	1,373,885	$ 264,801
Purchase consideration payable to related party
Financial risk management and fair value measurement
Contractual cash flows	5,048,506
Purchase consideration payable to related party | 1-5 years
Financial risk management and fair value measurement
Contractual cash flows	$ 5,048,506